Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Document Creation Date	dei_DocumentCreationDate	May 22, 2024